Impairment (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 2,680	$ 1,315	$ (3,190)
Impairment (losses) reversals	104	(151)	(225)
Producing Properties Relating To Oil And Gas Activities Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	230	376
Recoverable amount	334	300
Impairment (losses) reversals	$ 103	$ (116)
Business segment	E&P	E&P
Others [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 1	$ 9	$ 4
Business segment	Several	Several	Several
Refineries And Associated Logistics Assets [Member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 77	$ 255
Recoverable amount		34	218
Impairment (losses) reversals		$ (44)	$ (37)
Business segment		RT&M	RT&M
Thermoelectric Power Plants [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 91
Recoverable amount			12
Impairment (losses) reversals			$ (79)
Business segment			G&LCE
Investments In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 107
Recoverable amount			44
Impairment (losses) reversals			$ (67)
Business segment			G&LCE
Oil And Gas Production And Drilling Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying amount			$ 47
Impairment (losses) reversals			$ (46)
Business segment			E&P